HELD FOR SALE - Narrative (Details) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) property	Dec. 31, 2016 USD ($)
Disclosure of financial assets [line items]
Gross proceeds from assets sold					$ (20)	$ 0
Office Properties [Member]
Disclosure of financial assets [line items]
Number of office properties | property					2
Other Real Estate [Member]
Disclosure of financial assets [line items]
Number of office properties | property					13
New York Office Property [Member]
Disclosure of financial assets [line items]
Gross proceeds from assets sold			$ 680
U.K. Office Property [Member]
Disclosure of financial assets [line items]
Gross proceeds from assets sold		$ 152
European Logistics Business
Disclosure of financial assets [line items]
Gross proceeds from assets sold	$ 1,900
Bath and Shower Manufacturing Business [Member]
Disclosure of financial assets [line items]
Gross proceeds from assets sold				$ 357